Other Current Liabilities - Schedule Of Other Current Liabilities (Detail) - USD ($) $ in Thousands	Jun. 30, 2021	Dec. 31, 2020	Dec. 31, 2019
Other Current Liabilities line Items [Line Items]
2021 LC Debt Facility	$ 349,011
Current portion of long-term debt	37,534	$ 13,114	$ 2,862
Refunds payable to former members	36,485	35,761	20,675
Current portion of acquisition holdbacks		1,593	43,246
Contingent consideration relating to acquisitions payable in stock			445
2020 Tender Offer			123,409
IndiaCo Forward Liability		7,907
Other current liabilities	17,344	25,380	28,183
Total other current liabilities	$ 440,374	$ 83,755	$ 218,820